RESTRUCTURING AND IMPAIRMENTS (Tables)	9 Months Ended
Sep. 30, 2014
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]

NOTE 10 – Impairments, restructuring and others:

Impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013

	U.S. $ in millions

Impairments of long-lived assets	$151	$131	$208	$195
Restructuring	30	33	166	97
Other (income) expense	(17)	2	(10)	36

Total	$164	$166	$364	$328